Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Current
Cash	$ 5,550	$ 3,017
Restricted Cash - Waterberg		126
Marketable Securities		7,084
Amounts receivable	507	863
Prepaid expenses	298	226
Total current assets	6,355	11,316
Performance bonds and other assets	65	70
Exploration and evaluation assets	36,792	29,406
Property, plant and equipment	451	1,057
Total assets	43,663	41,849
Current
Accounts payable and other liabilities	4,134	3,572
Brokerage fees payable	2,775
Total current liabilities	6,909	3,572
Loans payable	18,785	42,291
Convertible notes	16,075	14,853
Warrant derivative	3,051	663
Total liabilities	44,820	61,379
SHAREHOLDERS' EQUITY
Share capital	855,270	818,454
Contributed surplus	26,777	25,950
Accumulated other comprehensive loss	(159,637)	(159,742)
Deficit	(739,018)	(715,344)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(16,608)	(30,682)
Non-controlling interest	15,451	11,152
Total shareholders' deficit	(1,157)	(19,530)
Total liabilities and shareholders' deficit	$ 43,663	$ 41,849